Deferred Funding Asset - Disclosure of Detailed Information About Composition of Deferred Funding Asset (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current portion		$ 18
Long-term portion	$ 0	0
Total		$ 18